Components of Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Analysis Of Other Comprehensive Income By Item [Abstract]
Summary of Changes in Other Comprehensive Loss

Changes in other comprehensive loss under equity of our consolidated statements of financial position for the years ended December 31, 2019, 2018 and 2017 are as follows:

	Foreign currency translation differences of subsidiaries	Net gains (loss) on available -for-sale financial investments – net of tax	Net transactions on cash flow hedges – net of tax	Revaluation increment on investment properties – net of tax	Actuarial losses on defined benefit plans – net of tax	Share in the other comprehensive income (loss) of associates and joint ventures accounted for using the equity method	Fair value changes of financial instrument at FVOCI	Total other comprehensive loss attributable to equity holders of PLDT	Share of noncontrolling interests	Total other comprehensive loss – net of tax
	(in million pesos)
Balances as at January 1, 2019	695	(9)	(640)	618	(25,689)	—	(165)	(25,190)	19	(25,171)
Other comprehensive income (loss)	27	—	(256)	(2)	(6,074)	—	127	(6,178)	(4)	(6,182)
Balances as at December 31, 2019	722	(9)	(896)	616	(31,763)	—	(38)	(31,368)	15	(31,353)
Balances as at January 1, 2018	583	4,300	(369)	620	(24,467)	182	—	(19,151)	14	(19,137)
Effect of adoption of IFRS 9 (Note 2)	—	(4,309)	—	—	—	(182)	(136)	(4,627)	—	(4,627)
Balances as at January 1, 2018 (as restated)	583	(9)	(369)	620	(24,467)	—	(136)	(23,778)	14	(23,764)
Other comprehensive income (loss)	112	—	(271)	(2)	(1,222)	—	(29)	(1,412)	5	(1,407)
Balances as at December 31, 2018	695	(9)	(640)	618	(25,689)	—	(165)	(25,190)	19	(25,171)
Balances as at January 1, 2017	608	936	7	619	(23,376)	312	—	(20,894)	7	(20,887)
Other comprehensive income (loss)	(25)	3,364	(376)	1	(1,091)	306	—	2,179	7	2,186
Recycled to retained earnings	—	—	—	—	—	(436)	—	(436)	—	(436)
Balances as at December 31, 2017	583	4,300	(369)	620	(24,467)	182	—	(19,151)	14	(19,137)